Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Free Shares (Details)	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 € / shares	Dec. 31, 2019 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided (in shares)	0	0
Total number of AGA definitively vested (in shares)	0	0
Total number of BSAAR subscribed (in shares)	35,070	35,070	35,070
Turnover rate	0.00%				15.00%
AGA S 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	30,900	30,900
Total number of BSAAR voided (in shares)	1,400	2,000
Total number of BSAAR subscribed (in shares)	27,500	28,900
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		30,900
AGA D 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	10,000	10,000
Total number of BSAAR subscribed (in shares)	10,000	10,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		10,000
AGA D
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition period				From 03/30/2021 to 03/31/2024
Price of the share at the time of allocation | € / shares				€ 4.00
Expected dividends				0.00%
Expected volatility				51.00%
Risk-free interest rate				(0.59%)
Turnover rate				0.00%
AGA S
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition period				From 03/17/2021 to 03/31/2024
Price of the share at the time of allocation | € / shares				€ 4.15
Expected dividends				0.00%
Expected volatility				51.00%
Risk-free interest rate				(0.59%)
Turnover rate				0.00%
AGA D and S
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition period	From 03/05/2024to 03/15/2026	From 03/10/2023to 03/13/2026	From 10/14/2022 to 10/16/2025		From 07/18/2019 to 09/16/2022
Price of the share at the time of allocation | € / shares	€ 3.19	€ 4.05	€ 4.08		€ 17.06
Expected dividends	0.00%	0.00%	0.00%		0.00%
Expected volatility	42.69%	84.30%	50.00%		40.20%
Risk-free interest rate	2.85%	3.06%	2.24%		0.00%
Turnover rate	0.00%	0.00%	0.00%		0.00%
S O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided (in shares)	82,031	26,500
Total number of AGA definitively vested (in shares)	18,400
Total number of BSAAR subscribed (in shares)	1,112,200	978,881	815,181
Acquisition period			From 10/17/2022 to 10/17/2025
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	233,750	190,200
AGA D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	20,000	20,000
Total number of BSAAR subscribed (in shares)	20,000	20,000	20,000
AGA S 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	32,400	32,400
Total number of BSAAR voided (in shares)		300
Total number of AGA definitively vested (in shares)	27,500
Total number of BSAAR subscribed (in shares)	0	27,500	27,800
AGA S 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	39,200	39,200
Total number of BSAAR voided (in shares)	1,300	2,000
Total number of BSAAR subscribed (in shares)	35,600	36,900	38,900
AGA D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	15,000	15,000
Total number of BSAAR voided (in shares)	15,000
Total number of BSAAR subscribed (in shares)	0	15,000	15,000
A G A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided (in shares)	20,500	4,300
Total number of AGA definitively vested (in shares)	27,500	0
Total number of BSAAR subscribed (in shares)	158,800	138,300	101,700
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	68,500	40,900